UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  June 30, 2012
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY              August 14, 2012
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                  13
                                            ----------------------------

Form 13F Information Table Value Total:               $12,530
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

BANK OF AMERICA
CORPORATION            COM        060505104      110      13,499      SH                SOLE                   13,499

CISCO SYS INC          COM        17275R102      117       6,800      SH                SOLE                    6,800

DHT HOLDINGS INC       COM        Y2065G105      270      36,000      SH                SOLE                   36,000

ELLINGTON FINANCIAL
LLC                    COM        288522303   10,019     473,497      SH                SOLE                  473,497

GENERAL ELECTRIC CO    COM        369604103      167       8,000      SH                SOLE                    8,000

GENERAL MTRS CO        COM        37045V100       59       3,000      SH                SOLE                    3,000

HARTFORD FINL SVCS
GROUP INC              COM        416515104      141       8,000      SH                SOLE                    8,000

HEWLETT PACKARD CO     COM        428236103       30       1,500      SH                SOLE                    1,500

NGP CAP RES CO         COM        62912R107      205      29,000      SH                SOLE                   29,000

PARTNERRE LTD          COM        G6852T105       76       1,000      SH                SOLE                    1,000

SPDR S&P 500 ETF TR   TR UNIT     78462F103      953       7,000      SH                SOLE                    7,000

STATOIL ASA          SPONSORED    85771P102      215       9,000      SH                SOLE                    9,000
                       ADR

XL GROUP PLC           SHS        G98290102      168       8,000      SH                SOLE                    8,000


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